Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Summary Of Share Option Activity Under The Stock Option Plan

	2012		2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding – beginning of the year	1,450,890	$37.07	1,635,305	$35.96	1,858,250	$35.24
Granted	30,000	35.21	63,300	50.74	28,000	52.23
Exercised	(69,898)	33.19	(226,965)	32.41	(223,020)	32.53
Forfeited	(25,500)	51.83	(20,750)	42.33	(27,925)	31.91
Outstanding – end of the year	1,385,492	$36.95	1,450,890	$37.07	1,635,305	$35.96
Options exercisable at the end of the year	1,271,266	$36.07	1,292,806	$35.17	963,289	$34.70

Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
$33.10 - $63.85	1,385,492	1.24	$36.95	1,271,266	$36.07

Compensation Expenses Before Tax

	Year ended December 31,
	2012	2011	2010
Cost of revenues	$1,785	$924	$2,353
R&D and marketing expenses	425	458	954
General and administration expenses	1,116	614	1,904
	$3,326	$1,996	$5,211

Weighted Average Exercise Price And Fair Value Of Options Granted

	Less than market price
	Year ended December 31,
	2012	2011	2010
Weighted average exercise price per share	$35.21	$50.74	$52.23
Weighted average fair value per share on grant date	$8.45	$12.12	$11.99

Computation Of Basic And Diluted Net Earnings Per Share
F.	Computation of basic and diluted net earnings per share:

	Year ended December 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$167,879	42,190	$3.98	$90,288	42,764	$2.11	$183,498	42,645	$4.30

Effect of dilutive securities:
Employee stock options	-	87		-	367		-	572
Diluted net earnings	$167,879	42,277	$3.97	$90,288	43,131	$2.09	$183,498	43,217	$4.25

(*) In thousands